INVESTMENTS	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
INVESTMENTS
INVESTMENTS
As at December 31, 2017 and 2016, the Company had the following investments:

	2017	2016
Investment in PrairieSky Royalty Ltd.	$726	$723
Investment in Inter Pipeline Ltd.	167	190
	$893	$913

Investment in PrairieSky Royalty Ltd.
During 2015, as partial consideration for the disposal of a number of North America royalty income assets, the Company received non-cash share consideration of $985 million, comprised of approximately 44.4 million common shares of PrairieSky Royalty Ltd. ("PrairieSky") at $22.16 per common share determined as of the closing date. PrairieSky is in the business of acquiring and managing oil and gas royalty income assets through indirect third-party oil and gas development.
During 2016, the Company completed the net distribution of approximately 21.8 million PrairieSky common shares to the shareholders of record of the Company as at June 3, 2016, completing the previously announced Plan of Arrangement. The distribution was recognized as a return of capital of $546 million. Subsequent to the distribution, the Company’s ownership interest in PrairieSky was less than 10% of the issued and outstanding common shares of PrairieSky.
The Company’s investment of 22.6 million common shares does not constitute significant influence, and is accounted for at fair value through profit or loss, remeasured at each reporting date. As at December 31, 2017, the Company’s investment in PrairieSky was classified as a current asset.
The (gain) loss from the investment in PrairieSky was comprised as follows:

	2017	2016	2015
Fair value (gain) loss from PrairieSky	$(3)	$(292)	$11
Dividend income from PrairieSky	(17)	(27)	(5)
	$(20)	$(319)	$6

Investment in Inter Pipeline Ltd.
During 2016, as partial consideration for the disposal of the Company's interest in the Cold Lake Pipeline, the Company received non-cash share consideration of $190 million, comprised of approximately 6.4 million common shares of Inter Pipeline Ltd. ("Inter Pipeline") at $29.57 per common share determined as of the closing date. Inter Pipeline is in the business of petroleum transportation, natural gas liquids processing, and bulk liquid storage in Western Canada and Europe.
The Company's investment of 6.4 million common shares of Inter Pipeline does not constitute significant influence, and is accounted for at fair value through profit or loss, remeasured at each reporting date. As at December 31, 2017, the Company's investment in Inter Pipeline was classified as a current asset.
The loss (gain) from the investment in Inter Pipeline was comprised as follows:

	2017	2016	2015
Fair value loss from Inter Pipeline	$23	$—	$—
Dividend income from Inter Pipeline	(10)	(1)	—
	$13	$(1)	$—